CONCENTRATIONS AND CREDIT RISK DURATION (Details)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Purchases Growers Synergy Pte. Ltd. - related party	49.80%	0.00%
Net Purchases Stevia Ventures Corporation	10.30%	0.00%
Total Net Purchases	60.10%	0.00%